Consolidated Statements Of Shareholders' Equity (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Other comprehensive income (loss), net of tax
Unrealized loss on available-for-sale securities, income tax	$ 84	$ 18